Average Annual Total Returns		12 Months Ended	13 Months Ended	31 Months Ended	38 Months Ended	53 Months Ended	60 Months Ended	78 Months Ended	89 Months Ended		115 Months Ended
	Aug. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index
Average Annual Return, Percent		17.88%	15.48%	20.91%			14.42%	15.48%		14.53%	14.99%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%			5.46%		(0.36%)		2.10%
S&P SmallCap 600 Value Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P SmallCap 600 Value Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		6.71%					8.96%			6.19%
MSCI AC World Index ex USA Net (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI AC World Index ex USA Net(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		32.39%				7.12%
ICE U.S. Treasury 1-3 Year Bond Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE U.S. Treasury 1-3 Year Bond Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		5.14%			4.51%
Aptus Drawdown Managed Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.19%					7.91%				8.45%
Performance Inception Date	Jun. 08, 2016
Aptus Drawdown Managed Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.08%					7.77%				8.30%
Aptus Drawdown Managed Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		6.10%					6.21%				6.86%
Aptus Collared Investment Opportunity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.31%					10.32%	10.06%
Performance Inception Date	Jul. 09, 2019
Aptus Collared Investment Opportunity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.21%					10.11%	9.80%
Aptus Collared Investment Opportunity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		5.58%					8.15%	8.02%
Aptus Defined Risk ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.82%					2.43%		5.46%
Performance Inception Date	Aug. 07, 2018
Aptus Defined Risk ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		6.23%					1.19%		3.97%
Aptus Defined Risk ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		4.61%					1.31%		3.60%
Opus Small Cap Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		1.42%					7.13%			6.92%
Performance Inception Date	Jul. 17, 2018
Opus Small Cap Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.12%					6.81%			6.56%
Opus Small Cap Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		1.05%					5.57%			5.45%
Aptus International Enhanced Yield ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		27.83%				3.58%
Performance Inception Date	Jul. 22, 2021
Aptus International Enhanced Yield ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		25.96%				2.26%
Aptus International Enhanced Yield ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		17.12%				2.31%
Aptus Enhanced Yield ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.44%			4.29%
Performance Inception Date	Oct. 31, 2022
Aptus Enhanced Yield ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.10%			0.98%
Aptus Enhanced Yield ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		3.16%			1.85%
Aptus Large Cap Enhanced Yield ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		19.09%		20.19%
Performance Inception Date	Jun. 13, 2023
Aptus Large Cap Enhanced Yield ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.35%		19.30%
Aptus Large Cap Enhanced Yield ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		11.58%		15.54%
Aptus Large Cap Upside ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.52%	6.97%
Performance Inception Date	Nov. 20, 2024
Aptus Large Cap Upside ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.33%	6.80%
Aptus Large Cap Upside ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		7.53%	5.30%